FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 5:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its investment in marketable securities and foreign currency derivative contracts at fair value. Generally marketable securities are classified within Level 1, this is because these assets are valued using quoted prices in active markets. Foreign currency derivative contracts and certain corporate bonds are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Contingent consideration is classified within Level 3. The Company values the Level 3 contingent consideration using discounted cash flow of the expected future payments, whose inputs include interest rate.

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2015
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$11,584	$-	$11,584
Equity fund	235	-	-	235

Total financial assets	$235	$11,584	$-	$11,819

Liabilities:
Contingent consideration	$-	$-	$1,220	$1,220

Total financials liabilities	$-	$-	$1,220	$1,220

	December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$12,276	$-	$12,276
Equity fund	230	-	-	230

Total financial assets	$230	$12,276	$-	$12,506

Liabilities:
Contingent consideration	$-	$-	$3,088	$3,088

Total financials liabilities	$-	$-	$3,088	$3,088

Fair value measurements using significant unobservable inputs (Level 3):

	December 31,
	2015	2016

Opening balance	$382	$1,220
Increase in contingent consideration due to acquisitions	1,048	1,868
Payment of contingent consideration	(166)	(883)
Change in fair value of contingent consideration	3	665
Amortization of interest and exchange rate	(47)	218

Closing balance	$1,220	$3,088